Due to Former Director - Related Party (Details Narrative) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions [Abstract]
Due to directors - related parties	$ 31,257	$ 31,164	$ 32,898